CornerCap Group of Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

June 16, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CornerCap Group of Funds (the "Trust")
File No.: 033-03149/811-04581
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 31, 2017 to the Prospectus dated July 29, 2016, for the CornerCap Small-Cap Value Fund Investor Shares and the CornerCap Large/Mid-Cap Fund, as filed pursuant to Rule 497(e) under the 1933 Act (Accession Number: 0001435109-17-000386).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or gino.malaspina@atlanticfundservices.com.

Sincerely,

/s/ Gino Malaspina
Gino Malaspina, Esq.
Atlantic Fund Services

Attachments